Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies [Abstract]
Basis of presentation, principles of consolidation and cost allocations

(a) Basis of presentation, principles of consolidation and cost allocations

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs, and the subsidiaries of one of its VIEs prepared on a going concern basis. All significant transactions and balances among the Company, its subsidiaries, its VIEs and the subsidiaries of the VIE have been eliminated upon consolidation. Based on the Contractual Arrangements (see Note 1), the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) 810 Consolidation, because Fenghuang On-line holds all the variable interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The consolidated financial statements of the Company are prepared in accordance with U.S. GAAP.

The Reorganization as described in Note 1 has been accounted for on a carryover basis as a reorganization of businesses under common control in a manner similar to a pooling of interests.

The Group and Phoenix TV Group have engaged in various mutual cooperation activities in content, branding and promotions, technical support and corporate management. There was no payment for these arrangements until November 2009, when the Group entered into a cooperation agreement with Phoenix TV which stipulates the costs and expenses charged to the Group related to content and other services provided by Phoenix TV Group (See Note 18(a)). The agreement was effective as of January 1, 2010. Accordingly, the related costs and expenses were recorded by the Group based on the cooperation agreement for the years ended December 31, 2010, 2011 and 2012.

Apart from the above cooperation agreement, Phoenix TV Group also paid certain expenses on the behalf of the Group, such as technical support services, data line usage and other general and administrative expenses, which the Group needed to settle with Phoenix TV Group based on the actual amount, and were recorded in the consolidated statements of comprehensive income.

Use of estimates

(b) Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from such estimates. These estimates and assumptions include, but are not limited to, the accounting for advertising and paid service revenues, the determination of estimated selling prices of multiple elements revenues contract, accounting for income taxes and uncertain tax positions, allowances for doubtful accounts, share-based compensation, consolidation, determination of the estimated useful lives of property and equipment and intangible assets, assessment of impairment of long-lived assets, determination of the fair value of financial instruments, determination of the fair value of series A convertible redeemable preferred shares and foreign currency represent critical accounting policies that reflect the more significant judgments and estimates used in the preparation of its consolidated financial statements.

Foreign currency translation

(c) Foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiary incorporated in the BVI is United States dollar (“US$”), its subsidiary incorporated in Hong Kong is Hong Kong dollar (“HK$”), while the functional currency of the other entities in the Group is RMB. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or HK$ as their functional currency, have been translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”). Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and have been shown as a component of other comprehensive loss in the consolidated statement of shareholders’ equity/(deficit) and the consolidated statements of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at period-end are recognized in foreign currency exchange gain or loss in the consolidated statements of comprehensive income.

Convenience translation

(d) Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2301 on December 31, 2012 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Fair value of financial instruments

(e) Fair value of financial instruments

The Group’s financial instruments include cash equivalents, term deposits, accounts receivable, amounts due from related parties, prepayment and other current assets, accounts payable, amounts due to related parties, advances from customers, salary and welfare payable, accrued expense and other current liabilities and other non-current assets. On January 1, 2008, the Group adopted the U.S. GAAP guidance on ‘‘Fair Value Measurements’’. Refer to Note 15 for details.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal or use, and which have original maturities of three months or less.

Term deposits

(g) Term deposits

Term deposits represent time deposits placed with banks with original maturities of more than three months and up to one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive income.

Accounts receivable, net

(h) Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amounts that will not be collected. Many factors are considered in estimating the general allowance, including but not limited to reviewing accounts receivable balances, historical bad debt rates, aging analysis, customer credit worthiness and industry trend analysis. The Group also makes the specific allowance if there is evidence showing that the receivable is unlikely to be collected. Accounts receivable balances are written off against the allowance when they are determined to be uncollectible. Refer to Note 4 for details.

Property and equipment, net

(i) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated over the following estimated useful lives on a straight-line basis:

Estimated useful lives
Computer, equipment and furniture	5 years
Motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income.

Intangible assets, net

(j) Intangible assets, net

Intangible assets mainly consist of computer software purchased from unrelated third parties and an Internet domain name. Intangible assets are stated at cost less impairment and accumulated amortization, which is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives are 5 years for computer software, and 10 years for the Internet domain name.

Impairment of long-lived assets

(k) Impairment of long-lived assets

Long-lived assets such as property and equipment and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flows associated from the use of the asset and its eventual disposition, and recognize an impairment of long-lived assets when the carrying value of such assets exceeds the estimated future undiscounted cash flows such assets is expected to generate. If the Group identifies an impairment, the Group reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. No impairment of long-lived assets was recognized for any of the periods presented.

Revenue recognition

(l) Revenue recognition

Revenue is recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, service is performed and the collectability of the related fee is reasonably assured. In October 2009, the Financial Accounting Standards Board (the ‘‘FASB’’) issued Accounting Standards Update (“ASU”) 2009-13, Multiple Deliverable Revenue Arrangements, to address the accounting for multiple-deliverable arrangements. ASU 2009-13 is effective prospectively in fiscal years beginning upon or after June 15, 2010, and early adoption is permitted. The Group has elected early adoption ASU 2009-13 through a retrospective application to all revenue arrangements for all periods presented of the financial statements.

(i)         Net advertising revenues

Advertising revenues are derived principally from advertising arrangements where the advertisers pay to place their advertisements on the Group’s website in different formats over a particular period of time. Such formats generally include but are not limited to banners, text-links, videos, logos, buttons, and rich media. Advertisements on the Group’s website are generally charged on the basis of duration, and advertising contracts are signed to establish the fixed price and the advertising services to be provided. Where collectability is reasonably assured, advertising revenues from advertising contracts are recognized ratably over the contract period of display.

The majority of the Group’s advertising revenue arrangements involve multiple element deliverables, including placements of different advertisement formats on the Group’s website over different periods of time. The Group breaks down the multiple element arrangements into single units of accounting when possible, and allocates total consideration to each single unit of accounting using the relative selling price method. The Group mainly uses (a) vendor-specific objective evidence of selling price, if it exists; otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Group will use (c) management’s best estimate of the selling price for that deliverable. The Group recognizes revenue on the elements delivered and defers the recognition of revenue for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, the revenues are recognized on a straight line basis over the contract period.

Agency service fees to third-party advertising agencies

The Group provides cash incentives in the form of agency service fees to certain third-party advertising agencies based on sales performance, and accounts for such incentives as a reduction of revenue in accordance with ASC 605-50-25, Customer Payments and Incentives: Recognition. The Group has estimated and recorded RMB26.9 million, RMB49.1 million and RMB77.7 million (US$12.5 million) in agency service fees to third-party advertising agencies for the years ended December 31, 2010, 2011 and 2012, respectively.

Barter transactions

The Group enters into barter transaction involving advertising services and follows ASC 605-20, Revenue Recognition: Services. Such barter transactions should be recorded at fair value only if such value of the advertising surrendered in the transaction is determinable within reasonable limits. The Group did not recognize revenue and expenses for advertising-for-advertising barter transactions since the fair value of the advertising services surrendered/received in the transaction is not determinable for the years ended December 31, 2010, 2011 and 2012. Except for advertising-for-advertising barter transactions, the Group recognized revenue from barter transactions involving exchanging advertising services for content, technical and marketing services amounted to nil, RMB2.3 million and RMB2.3 million (US$0.4 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

(ii)       Paid service revenues

Paid service revenues comprise of MIVAS and video VAS.

MIVAS

MIVAS revenues are derived from providing mobile phone users with digital reading services, mobile game services, wireless value-added services (“WVAS”). WVAS include short messaging services (“SMS”), multi-media messaging services (“MMS”), music services such as ring-back tone (“RBT”), interactive voice response (“IVR”) and wireless application protocol (“WAP”) services. Revenues from digital reading services, mobile game services and WVAS are charged on a monthly or per-usage basis. MIVAS revenues also include revenues from Internet value-added services (“Internet VAS”), which mainly consisted of web-based games which are played over the Internet using a Web browser. Revenues from MIVAS are recognized in the period in which the service is performed, provided that no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with China Mobile Communication Corporation and its subsidiaries (“CMCC”), and to a lesser degree, with other mobile operators, for billing, collection and transmission services related to the MIVAS offered to its users. The determination of whether to record these revenues using the gross or net method is based on an assessment of various factors; the primary factors are whether the Group is acting as the principal in offering services to the customer or as an agent in the transaction, and the specific requirement of each contract. CMCC and its subsidiaries are related parties of the Group, see Note 19.

For most of mobile game services and WVAS, the Group is responsible to provide desired services to the customers and has reasonable latitude to establish price, therefore the Group is considered the primary obligor in these transactions, and revenues from these services are recorded on a gross basis. Revenues from digital reading services and music services are recorded on a net basis as the Group is acting as an agent of operators in these transactions.

Due to the time lag between when the services are rendered and when the operator billing statements are received, most MIVAS revenues are estimated based on the Group’s internal billing records and transmissions for the month, adjusting for prior periods’ confirmation rates with operators and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by operators. There was no significant difference between the Group’s estimates and the operators’ billing statements for all the periods presented.

The Group also contracts with CMCC to provide news contents and other services to support CMCC’s own mobile newspaper products. A fixed fee is charged for the contract period, and is recognized as revenue using straight-line method.

For web-based game services, all of the web-based games provided on the Group's platform are developed by third-party game developers and can be accessed and played by game players without downloading separate software. The Group primarily views the game developers to be its customers and considers its responsibility under its agreements with the game developers to be promotion of the game developers' games. The Group collects payments from game players in connection with the sale of in-game virtual currencies and remits certain agreed-upon percentages of the proceeds to the game developers. Revenue from the sale of in-game virtual currency is recorded net of remittances to game developers and deferred until the estimated consumption date of the virtual items, which is within a short period of time, typically a few days, after purchase of the in-game virtual currency.

Video VAS

The Group provides video programming such as documentaries, news clips and features edited and produced by the Group to the customers through its online subscription and pay-per-view video services or through its mobile subscription and pay-per-view video services. Such revenues are recognized evenly in the subscription period, or in the period in which pay-per-view service is provided, provided no significant obligation remains, collection of the receivables is reasonably assured and the amounts can be accurately estimated.

The Group contracts with CMCC and other mobile operators for billing, collection and transmission services related to the mobile video services. Revenues from mobile video services are recorded on a net basis as the operators are considered primary obligor in the transaction.

The Group also generates revenues from video content sales agreements for television programming produced by Phoenix TV Group. The video content sales agreements the Group enters into involve the transfer of non-exclusive broadcasting rights to other third-party websites or other Internet and mobile media companies for a definitive license period. In accordance with ASC 926-605, Entertainment-Films, Revenue Recognition, the Group recognizes revenues in respect of its video content sales arrangements when the following criteria are met: persuasive evidence of a video content sales arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sublicense period of the arrangement has begun and the customer can begin its exhibition, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. Pursuant to the cooperation agreement signed with Phoenix TV, the Group pays Phoenix TV 50% of the revenues generated from sales of Phoenix TV’s video content, which is recorded in cost of revenues. Refer to Note 18(a) for details.

Cost of revenues

(m) Cost of revenues

The Group’s cost of revenues consists primarily of (i) revenue sharing fees, including service fees retained by mobile telecommunications operators which are recognized as cost of revenues for revenues recorded on gross basis and revenue sharing fees paid to the Group’s channel and content partners, (ii) content and operational costs, including salary expenses associated with content production and certain advertisement sales support personnel, content procurement costs to third-party professional media companies and to Phoenix TV, administrative costs related to in-house content production, channel testing costs, rental cost, depreciation and other operating costs, (iii) bandwidth costs, and (iv) sales taxes and surcharges, sales taxes include business tax and value added tax.

Business tax is imposed by the Chinese government on the revenues the Group report for the provision of taxable services, transfer of intangible assets and the sale of immovable properties. The business tax rate varies depending on the nature of the revenues. The Group is also subject to cultural development fee on the provision of advertising services in China. As a result of the Group’s current structure in the PRC, the Group’s revenues are subject to business tax and surcharge more than once. Before September 1, 2012, the VIEs’ advertising revenues earned from external customers are subject to business tax, surcharges and cultural development fees ranging from 8.5% to 8.6%. The VIEs’ paid service revenues earned from external customers are subject to business tax and surcharges ranging from 3.4% to 5.6%. Additionally, the technical service fees paid by the VIEs to Fenghuang On-line pursuant to the Contractual Agreements are subject to business tax and surcharges of 5.6%.

On November 16, 2011, Ministry of Finance and the State Administration of Taxation announced the Business Tax to Value Added Tax Transformation Pilot Program, or the VAT Pilot Program. Productive service industries, such as the transportation industry and certain modern services industries, were the first in the pilot regions to implement the VAT Pilot Program. The implementation of the VAT Pilot Program began on January 1, 2012 in Shanghai and on September 1, 2012 in Beijing, and was then expanded to seven other provinces and municipalities by the end of 2012. As a result of the VAT Pilot Program, the advertising revenues and other modern service revenues, such as web-based game service revenues and technical service fees, earned by the Group’s entities located in Beijing are subject to value-added tax at a rate of 6%.

The sales taxes and surcharges in cost of revenues for the years ended December 31, 2010, 2011 and 2012 were RMB28.3 million, RMB59.5 million and RMB72.1 million (US$11.6 million), respectively.

Sales and marketing expenses

(n) Sales and marketing expenses

Sales and marketing expenses comprise primarily of: (i) sales commissions as well as administrative and operating expenses related to the sales and marketing personnel; (ii) advertising and promotion expenses; and (iii) rental expense, depreciation and amortization expenses. The Group expenses advertising costs as incurred. Total advertising expenses were RMB10.6 million, RMB17.5 million and RMB31.1 million (US$5.0 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Technology and product development expenses

(o) Technology and product development expenses

Technology and product development expenses mainly consist of: (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s websites; (ii) expenses associated with new technology and product development and enhancement; and (iii) rental expense and depreciation of servers. The Group expenses technology and product development expenses as incurred for all the periods presented.

Operating leases

(p) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leaser are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term. The Group normalizes rental expense on operating leases that involve rent concessions.

Share-based compensation

(q) Share-based compensation

The Company has incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units. The Company measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Company recognizes the share-based compensation as costs and/or expenses in the consolidated statements of comprehensive income, net of estimated forfeitures, on a graded-vesting basis over the vesting term of the awards.

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company adopts the Black-Scholes option pricing model to determine the fair value of share options, and determined the fair value of restricted share and restricted share units based on the fair value of the underlying ordinary shares at the grant date considering the dilutive effect of restricted share and restricted share units.

Forfeiture rate are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The Group uses historical data to estimate pre-vesting option and restricted share units forfeitures and record stock-based compensation expense only for those awards that are expected to vest. Refer to Note 14 for further information regarding share-based compensation assumptions and expenses.

Income taxes

(r) Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The Group adopted the provisions of ASC 740-10, Income Taxes: Overall, on January 1, 2007, which clarified the accounting for uncertainty in income taxes by prescribing the recognition and measurement thresholds a tax position is required to meet before being recognized in the financial statements. The guidance prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. Refer to Note 11 for details of the Group’s tax positions.

Employee social security and welfare benefits

(s) Employee social security and welfare benefits

Full-time employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive income were RMB17.9 million, RMB31.7 million and RMB47.2 million (US$7.6 million) for the years ended December 31, 2010, 2011 and 2012, respectively.

Statutory reserves

(t) Statutory reserves

In accordance with the laws applicable to China’s Foreign Investment Enterprises, those of the Company’s China-based subsidiaries that are considered under PRC law to be a wholly foreign-owned enterprise are required to make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

In accordance with the China Company Laws, those of the Company’s China-based subsidiaries that are considered under PRC law to be domestically funded enterprises, as well as the Company’s VIEs are required to make appropriations from their after-tax profit (as determined under PRC GAAP) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is at the discretion of the respective company.

General reserve fund and statutory surplus fund are restricted for set off against losses, expansion of production and operation or increase in register capital of the respective company. The Group has made appropriations of RMB4.0 million, RMB14.3 million and RMB7.3 million (US$1.2 million) to these funds for the years ended December 31, 2010, 2011 and 2012, respectively.

Related parties

(u) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends

(v) Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2010 and 2011 and 2012, respectively. The Group does not have any present plan to pay dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and future earnings to operate and expand its business.

Net (loss)/income per share

(w) Net (loss)/income per share

The Company computes net (loss)/income per Class A and Class B ordinary share in accordance with ASC 260-10, Earnings Per Share: Overall, using the two class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses.

Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to ordinary shareholders, considering the accretion of redemption feature and amortization of beneficial conversion feature related to its convertible redeemable preferred shares (see Note 12), by the weighted average number of ordinary shares and contingently issuable shares outstanding during the period except that it does not include unvested restricted shares and repurchased ordinary shares subject to cancellation.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the net (loss)/income are allocated on a proportionate basis.

Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders, as adjusted for the effect of dilutive potential ordinary shares, if any, by the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares during the period. Potential ordinary shares are excluded in the denominator of the diluted net (loss)/income per share calculation if their effects would be anti-dilutive. Potential ordinary shares consist of ordinary shares issuable upon the conversion of the series A convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the exercise of share options and the vesting of restricted share units and restricted shares using the treasury stock method.

Treasury stock

(x) Treasury stock

The Company accounted for those shares repurchased as treasury stock at cost in accordance with ASC 505-30, Treasury Stock, and is shown separately in the shareholders’ equity as the Company has not yet decided on the ultimate disposition of those shares acquired. When the Company decides to cancel the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital. Refer to Note 17 for details.

Comprehensive income

(y) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income. Accumulated other comprehensive loss, as presented on the Group’s consolidated balance sheets, includes the foreign currency translation adjustment.

Segment reporting

(z) Segment reporting

Based on the criteria established by ASC 280, Segment Reporting, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has internal reporting of cost and expenses that does not distinguish between segments, and reports costs and expenses by nature as a whole. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently issued accounting pronouncements

(aa) Recently issued accounting pronouncements

In July 2012, the FASB issued ASU No. 2012-02 (“ASU 2012-02”), Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Group will adopt ASU 2012-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Group will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.